Basis of Presentation and Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Basis of Presentation and Summary of Significant Accounting Policies

Note 2. Basis of Presentation and Summary of Significant Accounting Policies

Basis of Presentation

The following unaudited interim consolidated financial statements have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission. Accordingly, such interim financial statements do not include all the information and footnotes required by accounting principles generally accepted in the United States for complete annual financial statements. The information furnished reflects all adjustments, consisting only of normal recurring items which are, in the opinion of management, necessary in order to make the financial statements not misleading. The balance sheet as of December 31, 2018 has been derived from the Company’s annual financial statements that were audited by an independent registered public accounting firm but does not include all of the information and footnotes required for complete annual financial statements. These financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto which are included in our Annual Report on from 10-K for the year ending December 31, 2018 for a broader discussion of our business and the risks inherent in such business.

Advances to Suppliers and Related Party

In the normal course of business, the Company may advance payments to its suppliers, inclusive of Bacolod, a related party. These advances are in the form of prepayments for products that will ship within a short window of time. In the event that it becomes necessary for the Company to return products or adjust for quality issues, the Company is issued a credit by the vendor in the normal course of business and these credits are also reflected against future shipments.

As of March 31, 2019 and December 31, 2018, the balance due from the related party for future shipments was approximately $1,261,468 and $1,139,619, respectively. The 2019 balances represent approximately four months of purchases from the supplier.

Revenue Recognition

In May 2014, the Financial Accounting Standards Board (“FASB”) issued ASU 2014-09, “Revenue from Contracts with Customers”, and has subsequently issued several supplemental and/or clarifying ASUs (collectively, “ASC 606”). ASC 606 prescribes a single common revenue standard that replaces most existing U.S. GAAP revenue recognition guidance. ASC 606 is intended to provide a more consistent interpretation and application of the principles outlined in the standard across filers in multiple industries and within the same industries compared to current practices, which should improve comparability. Adoption of ASC 606 is required for annual and interim periods beginning after December 15, 2017. Upon adoption, we must elect to adopt either retrospectively to each prior reporting period presented or use the modified retrospective transition method with the cumulative effect of initial adoption recognized at the date of initial application. We adopted the new standard using the modified retrospective method on January 1, 2018.

Under ASC 606, an entity recognizes revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration which the entity expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements that an entity determines are within the scope of ASC 606, the entity performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the entity satisfies a performance obligation. ASC 606 also impacts certain other areas, such as the accounting for costs to obtain or fulfill a contract. The standard also requires disclosure of the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers.

ASC 842 Leases.

On January 1, 2019, we adopted Accounting Standards Codification 842 and all the related amendments using the modified retrospective method. We recognized the cumulative effect of initially applying the new lease standard as an adjustment to the opening balance of retained earnings. The comparative information has not been restated and continues to be reported under the lease accounting standard in effect for those periods.

The new lease standard requires all leases to be reported on the balance sheet as right-of-use assets and lease obligations. We elected the practical expedients permitted under the transition guidance of the new standard that retained the lease classification and initial direct costs for any leases that existed prior to adoption of the standard. We did not reassess whether any contracts entered into prior to adoption are leases or contain leases.

We categorize leases with contractual terms longer than twelve months as either operating or finance. Finance leases are generally those leases that would allow us to substantially utilize or pay for the entire asset over its estimated life. Assets acquired under finance leases are recorded in property and equipment, net. All other leases are categorized as operating leases. We did not have any finance leases as of March 31, 2019. Our leases generally have terms that range from three years for equipment and five to twenty years for property. We elected the accounting policy to include both the lease and non-lease components of our agreements as a single component and account for them as a lease.

Lease liabilities are recognized at the present value of the fixed lease payments using a discount rate based on similarly secured borrowings available to us. Lease assets are recognized based on the initial present value of the fixed lease payments, reduced by landlord incentives, plus any direct costs from executing the leases. Lease assets are tested for impairment in the same manner as long-lived assets used in operations. Leasehold improvements are capitalized at cost and amortized over the lesser of their expected useful life or the lease term.

When we have the option to extend the lease term, terminate the lease before the contractual expiration date, or purchase the leased asset, and it is reasonably certain that we will exercise the option, we consider these options in determining the classification and measurement of the lease. Costs associated with operating lease assets are recognized on a straight-line basis within operating expenses over the term of the lease.

The table below presents the lease-related assets and liabilities recorded on the balance sheets.

March 31, 2019
Assets
Operating lease assets	$1,220,283

Liabilities
Current	$128,910
Operating lease liabilities
Noncurrent
Operating lease liabilities	$1,096,226

Supplemental cash flow information related to leases were as follows:

Three Months Ended March 31, 2019

Cash used in operating activities:
Operating leases	$4,853
ROU assets recognized in exchange for lease obligations:
Operating leases	$1,257,751

The table below presents the remaining lease term and discount rates for operating leases.

March 31, 2019
Weighted-average remaining lease term
Operating leases	7.21 years
Weighted-average discount rate
Operating leases	5.5%

Maturities of lease liabilities as of March 31, 2019, were as follows:

Operating Leases

2019 (excluding the three months ended March 31, 2019)	$149,729
2020	190,574
2021	201,675
2022	213,600
2023	216,847
Thereafter	557,074
Total lease payments	1,529,499
Less: amount of lease payments representing interest	(312,143)
Present value of future minimum lease payments	$1,217,356
Less: current obligations under leases	$(121,130)
Non current long-term obligations	$1,096,226

Stock-Based Compensation

Effective January 1, 2019, the Company adopted ASU No. 2018-07, Compensation – Stock Based Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting (“ASU 2018-7”), which aligns accounting for share-based payments issued to nonemployees to that of employees under the existing guidance of Topic 718, with certain exceptions. This update supersedes previous guidance for equity-based payments to nonemployees under Subtopic 505-50, Equity – Equity-Based Payments to Non-Employees. The adoption of ASU 2018-07 did not have a material impact on the Company’s consolidated financial statements.

Income Taxes

Prior to November 8, 2018, the Company was taxed under the provisions of subchapter S of the Internal Revenue Code. Under these provisions, the Company did not pay corporate federal income taxes on its taxable income but was liable for Florida corporate income taxes and Texas Franchise Tax. The shareholder was liable for individual income taxes on the Company’s taxable income. Post-merger, the Company file consolidated federal and state income tax returns.

Note 2.	Summary of Significant Accounting Policies

Basis of Presentation:

The accompanying financial statements of the Company were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Principles of Consolidation

The consolidated financial statements include the accounts of the Company, John Keeler & Co, a wholly owned subsidiary, and its variable interest entity for which the John Keeler & Co. the primary beneficiary. All intercompany balances and transactions have been eliminated in consolidation.

Variable Interest Entity

Under Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) 810, Consolidation, when a reporting entity is the primary beneficiary of an entity that is a variable interest entity (“VIE”), as defined in ASC 810, the VIE must be consolidated into the financial statements of the reporting entity. The determination of which owner is the primary beneficiary of a VIE requires management to make significant estimates and judgments about the rights, obligations, and economic interests of each interest holder in the VIE.

The Company evaluates its interests in VIE’s on an ongoing basis and consolidates any VIE in which it has a controlling financial interest and is deemed to be the primary beneficiary. A controlling financial interest has both of the following characteristics: (i) the power to direct the activities of the VIE that most significantly impact its economic performance; and (ii) the obligation to absorb losses of the VIE that could potentially be significant to it or the right to receive benefits from the VIE that could be significant to the VIE.

Effective April 1, 2014, the Company’s stockholder was transferred the controlling interest of Strike the Gold Foods, Ltd. (“Strike”), a related party entity which holds the Company’s inventory on consignment in United Kingdom (see Note 3). The Company evaluated its interest in Strike and determined that Strike is a VIE due to the Company’s implicit interest in Strike and the fact that Strike and the Company were under common control after the transfer of the controlling interest. Moreover, the Company determined that it is the primary beneficiary of Strike due to the fact that the Company had both the power to direct the activities that most significantly impact Strike and the obligation to absorb losses or the right to receive benefits from Strike. Therefore, the Company consolidated Strike in its financial statements.

Strike’s activities are reflected in the Company’s financial statements starting on April 1, 2014, the effective date of the controlling interest transfer. Strike’s equity is classified as non-controlling interest in the Company’s financial statements since the Company is not a shareholder of Strike. Strike was not a VIE of the Company and the Company was not the primary beneficiary of Strike prior to the controlling interest transfer.

The Company also evaluated its interest in three related party entities that are under common control with the Company, Bacolod Blue Star Export Corp. (“Bacolod”), Bicol Blue Star Export Co. (“Bicol”) and John Keeler Real Estate Holding (“JK Real Estate”), in light of ASC 810. The Company purchased inventory from Bacolod, an exporter of pasteurized crab meat out of the Philippines. The Company purchased inventory, via Bacolod, from Bicol. The Company leases its office and warehouse facility from JK Real Estate, a landlord that is a related party through common family beneficial ownership (see Note 7).

The Company determined that Bacolod and Bicol are not VIE’s as they do not meet the criteria to be considered a VIE per ASC 810. The Company does not directly or indirectly absorb any variability of Bacolod or Bicol. The relationship between the Company and Bacolod and Bicol is strictly a supplier/customer relationship (see Advances to Suppliers and Related Party accounting policy). Moreover, Bacolod and Bicol have other customers besides the Company. Even if the Company is no longer Bacolod or Bicol’s customer, they would be able to sustain their operations from selling their inventory to their other customers. As the Company concluded that Bacolod and Bicol are not VIE’s and the Company is not deemed their primary beneficiary, Bacolod or Bicol is not consolidated with the Company’s financial statements.

The Company determined that JK Real Estate is a VIE due the fact that the Company guarantees the mortgage on the facility rented from JK Real Estate. Therefore, JK Real Estate’s equity at risk is not deemed sufficient to permit JK Real Estate to finance its activities without subordinated financial support. Moreover, the activities of JK Real Estate are substantially conducted on behalf of the Company’s stockholder. The Company concluded that it not the primary beneficiary of JK Real Estate since the Company does not have the power to direct the activities that most significantly impact JK Real Estate. Therefore, JK Real Estate is not consolidated with the Company’s financial statements.

Cash, Restricted Cash and Cash Equivalents

On January 1, 2018 the Company adopted the provisions of ASU 2016-18, “Statement of Cash Flows (Topic 230) Restricted Cash” (“ASU 2016-18”), which requires that the statement of cash flows explain the change during the period in the total of cash and cash equivalents and amounts generally described as restricted cash.

The Company maintains cash balances with financial institutions in excess of Federal Deposit Insurance Company (“FDIC”) insured limits. The Company has not experienced any losses on such accounts and believes it does not have a significant exposure.

The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents.

The Company considers any cash balance in the lender designated cash collateral account as restricted cash. All cash proceeds must be deposited into cash collateral account, and will be cleared and applied to the line of credit. The Company has no access to this account, and the purpose of the funds is restricted to repayment of the line of credit. As of December 31, 2018 and 2017 restricted cash was approximately $334,500 and $29,500.

Accounts Receivable

Accounts receivable consist of unsecured obligations due from customers under normal trade terms, usually net 30 days. The Company grants credit to its customers based on the Company’s evaluation of a particular customer’s credit worthiness.

Allowances for doubtful accounts are maintained for potential credit losses based on the age of the accounts receivable and the results of the Company’s periodic credit evaluations of its customers’ financial condition. Receivables are written off as uncollectible and deducted from the allowance for doubtful accounts after collection efforts have been deemed to be unsuccessful. Subsequent recoveries are netted against the provision for doubtful accounts expense. The Company generally does not charge interest on receivables.

Receivables are net of estimated allowances for doubtful accounts and sales return and allowances. They are stated at estimated net realizable value. As of December 31, 2018 and 2017, the Company recorded sales return and allowances and refund liability of approximately $159,500 and $155,000, respectively. There was no allowance for bad debt recorded during the years ended December 31, 2018 and 2017.

Inventories

Substantially all of the Company’s inventory consists of packaged crab meat located at the Company’s warehouse facility as well as public cold storage facilities and merchandise in transit from suppliers. The cost of inventory is primarily determined using the specific identification method. Inventory is valued at the lower of cost or market, using the first-in, first-out method.

Merchandise is purchased cost and freight shipping point and becomes the Company’s asset and liability upon leaving the suppliers’ warehouse. The Company had in-transit inventory of approximately $4,203,400 and $6,148,000 as of December 31, 2018 and December 31, 2017, respectively.

The Company periodically reviews the value of items in inventory and records an allowance to reduce the carrying value of inventory to the lower of cost or market based on its assessment of market conditions, inventory turnover and current stock levels. Inventory write-downs are charged to cost of goods sold. The Company recorded an inventory allowance of approximately $39,300 for the years ended December 31, 2018 and December 31, 2017, this represents a reduction of approximately $88,600 from the year ending December 31, 2016.

Advances to Suppliers and Related Party

In the normal course of business, the Company may advance payments to its suppliers, inclusive of Bacolod, a related party. These advances are in the form of prepayments for products that will ship within a short window of time. In the event that it becomes necessary for the Company to return products or adjust for quality issues, the Company is issued a credit by the vendor in the normal course of business and these credits are also reflected against future shipments.

As of December 31, 2018 and 2017, the balance due from the related party for future shipments was approximately $1,139,619 and $0 respectively. The 2018 balances represent approximately three to four months of purchases from the supplier.

Fixed Assets

Fixed assets are stated at cost less accumulated depreciation and are being depreciated using the straight-line method over the estimated useful life of the asset as follows:

Furniture and fixtures	7 to 10 years
Computer equipment	5 years
Warehouse and refrigeration equipment	10 years
Leasehold improvements	7 years
Automobile	5 years
Trade show booth	7 years

Leasehold improvements are amortized using the straight-line method over the shorter of the expected life of the improvement or the remaining lease term.

The Company capitalizes expenditures for major improvements and additions and expenses those items which do not improve or extend the useful life of the fixed assets.

The Company reviews fixed assets for recoverability if events or changes in circumstances indicate the assets may be impaired. At December 31, 2018 and 2017, the Company believes the carrying values of its long-lived assets are recoverable and as such, the Company did not record any impairment.

Other Comprehensive (loss) Income

The Company reports its comprehensive (loss) income in accordance with ASC 220, Comprehensive Income, which establishes standards for reporting and presenting comprehensive (loss) income and its components in a full set of financial statements. Other comprehensive (loss) income consists of net income (loss) and cumulative foreign currency translation adjustments.

Foreign Currency Translation

The Company’s functional and reporting currency is the U.S. Dollars. The assets and liabilities held by the Company’s VIE have a functional currency other than the U.S. Dollar. They are translated into U.S. Dollars at exchange rates in effect at the end of each reporting period. The VIE’s revenue and expenses are translated into U.S. Dollars at the average rates that prevailed during the period. The rates used in the financial statements as presented for December 31, 2018 and 2017 were 1.336 and 1.289 US dollar to UK pound sterling, respectively. The resulting net translation gains and losses are reported as foreign currency translation adjustments in stockholders’ equity as a component of comprehensive (loss) income. The Company recorded foreign currency translation adjustment of approximately ($38,600) and $56,000 for the years ended December 31, 2018 and December 31, 2017, respectively.

Revenue Recognition

Effective with the January 1, 2018 adoption of ASU 2014-09, “Revenue from Contracts with Customers (Topic 606),” and the associated ASUs (collectively, “Topic 606”), the Company recognizes revenue when its customer obtains control of promised goods or services in an amount that reflects the consideration which the Company expects to receive in exchange for those goods or services. To determine revenue recognition for the arrangements that the Company determines are within the scope of Topic 606, the Company performs the following five steps: (1) identify the contract(s) with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract and (5) recognize revenue when (or as) the entity satisfies a performance obligation.

The Company elected an accounting policy to treat shipping and handling activities as fulfillment activities. Consideration payable to a customer is recorded as a reduction of the arrangement’s transaction price, thereby reducing the amount of revenue recognized, unless the payment is for distinct goods or services received from the customer.

In periods prior to the adoption of Topic 606, the Company’s accounting policy was to recognize revenue when the products were shipped, the risks of ownership transferred to the customer and collectability was reasonably assured. Revenue was stated net of sales returns and allowances. The incentives for sales discounts and promotions the Company offers to its customers were accounted for as a reduction of revenue when they were characterized as cash consideration, in accordance with ASC 605, Revenue Recognition. Otherwise, the incentives were expensed.

Advertising

The Company expenses the costs of advertising as incurred. Advertising expenses which are included in Other Operating Expenses were approximately $127,000 and $108,000, for the years ended December 31, 2018 and 2017, respectively.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Customer Concentration

The Company had three customers which accounted for approximately 65% and 63%, of revenue during the years ended December 31, 2018 and 2017, respectively. Outstanding receivables from these customers accounted for approximately 65% and 66% of the total accounts receivable as of December 31, 2018 and 2017, respectively. The loss of any major customer could have a material adverse impact on the Company’s results of operations, cash flows and financial position.

Supplier Concentration

The Company had three suppliers which accounted for approximately 86% of the Company’s total purchases during the year ended December 31, 2018. These three suppliers are located in two countries, Indonesia, and the Philippines, which geographically accounted for approximately 93% of the Company’s total purchases during the year ended December 31, 2018.

The Company had three suppliers which accounted for approximately 75% of the Company’s total purchases during the year ended December 31, 2017. These three suppliers are located in three countries, Indonesia, Philippines, and China, which geographically accounted for approximately 93% of the Company’s total purchases during the year ended December 31, 2017.

These suppliers included Bacolod, a related party, which accounted for approximately 49% and 53% of the Company’s total purchases, during the years ended December 31, 2018 and 2017, respectively.

On September 20, 2018, the Company entered into a settlement and mutual release agreement with a supplier that the Company was engaged in a commercial dispute. The settlement resulted in a reduction of the outstanding accounts payable to that supplier of $388,199 to a balance due of $1,465,000. The balance due to this supplier as of December 31, 2018 was approximately $1,297,800.

The loss of any major supplier could have a material adverse impact on the Company’s results of operations, cash flows and financial position.

Fair Value of Financial Instruments

Our financial instruments include cash, accounts receivable, accounts payable, accrued expenses, and debt obligations. We believe the carrying values of our financial instruments approximate their fair values because they are short term in nature or payable on demand.

Earnings or Loss per Share:

The Company accounts for earnings per share pursuant to ASC 260, Earnings per Share, which requires disclosure on the financial statements of “basic” and “diluted” earnings (loss) per share. Basic earnings (loss) per share are computed by dividing net income (loss) by the weighted average number of common shares outstanding for the year. Diluted earnings (loss) per share is computed by dividing net income (loss) by the weighted average number of common shares outstanding plus common stock equivalents (if dilutive) related to stock options and warrants for each year. As further described in Footnote 6 - Series A Convertible Preferred Stock, as of December 31, 2018, 1,413 shares of Preferred Stock could be converted into 706,500 shares of common stock. As further described in Footnote 7 – Options & Warrants, as of December 31, 2018, 6,240,000 options may be exercised and 353,250 Warrants are eligible for exercise. There were no Preferred Stock, Warrants or Options outstanding as of December 31, 2017

As there was a net loss for the years ended December 31, 2018, basic and diluted losses per share are the same.

Employee Stock-Based Compensation:

The Company accounts for stock-based compensation in accordance with ASC 718, “Compensation-Stock Compensation”. ASC 718 requires companies to measure the cost of employee services received in exchange for an award of equity instruments, including stock options, based on the grant-date fair value of the award and to recognize it as compensation expense over the period the employee is required to provide service in exchange for the award, usually the vesting period. The Company has elected to adopt ASU 2016-09 and has a policy to account for forfeitures as they occur.

Non-Employee Stock-Based Compensation:

The Company accounts for stock-based compensation in accordance with the provision of ASC 505-50, “Equity Based Payments to Non-Employees,” which requires that such equity instruments are recorded at their fair value on the measurement date. The measurement of stock-based compensation is subject to periodic adjustment as the underlying equity instruments vest.

Related Parties:

The Company accounts for related party transactions in accordance with ASC 850 (“Related Party Disclosures”). A party is considered to be related to the Company if the party directly or indirectly or through one or more intermediaries, controls, is controlled by, or is under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. A party which can significantly influence the management or operating policies of the transacting parties or if it has an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests is also a related party.

As of December 31, 2018 and 2017, there was $174,600 and $162,300 in interest paid to related parties on subordinated notes payable. See Note 6 Stockholder Notes Payable and Note 4 Consolidation of Variable Interest Entity for further information.

Reclassifications

Certain amounts in prior year have been reclassified to conform to the current year presentation.

Income Taxes

Accounting policies:

Prior to November 8, 2018, the Company was taxed under the provisions of subchapter S of the Internal Revenue Code. Under these provisions, the Company did not pay corporate federal income taxes on its taxable income but was liable for Florida corporate income taxes and Texas Franchise Tax. The shareholder was liable for individual income taxes on the Company’s taxable income. Post-merger, the Company file consolidated federal and state income tax returns.

Unaudited pro forma amounts for income tax expense have been presented assuming the Company’s pro forma effective tax rate of (2.56)% for the year ended December 31, 2018, and 68.09 % for the year ended December 31, 2017 as if it had been a C corporation during those periods. The pro-forma provision for income taxes excludes information related to the Company’s VIE.

Income tax expense is the total of the current year income tax due and the change in deferred tax assets and liabilities. Deferred tax assets and liabilities are the expected future tax amounts for the temporary differences between carrying amounts and tax bases of assets and liabilities, computed using enacted tax rates. A valuation allowance, if needed, reduces deferred tax assets to the amount expected to be realized. As changes in tax laws or rates are enacted, deferred tax assets and liabilities are adjusted through the provision for income taxes.

A tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded.

The Company’s policy is to recognize interest and penalties on uncertain tax positions in “Income tax expense” in the Consolidated Statements of Operations. There were no amounts related to interest and penalties recognized for the years ended December 31, 2018 or 2017.

Recently Adopted Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board (“FASB”) issued ASU 2014-09, “Revenue from Contracts with Customers”, and has subsequently issued several supplemental and/or clarifying ASUs (collectively, “ASC 606”). ASC 606 prescribes a single common revenue standard that replaces most existing U.S. GAAP revenue recognition guidance. ASC 606 is intended to provide a more consistent interpretation and application of the principles outlined in the standard across filers in multiple industries and within the same industries compared to current practices, which should improve comparability. Adoption of ASC 606 is required for annual and interim periods beginning after December 15, 2017. Upon adoption, we must elect to adopt either retrospectively to each prior reporting period presented or use the modified retrospective transition method with the cumulative effect of initial adoption recognized at the date of initial application. We adopted the new standard using the modified retrospective method on January 1, 2018.

Under ASC 606, an entity recognizes revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration which the entity expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements that an entity determines are within the scope of ASC 606, the entity performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the entity satisfies a performance obligation. ASC 606 also impacts certain other areas, such as the accounting for costs to obtain or fulfill a contract. The standard also requires disclosure of the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers.

We examined our revenue recognition policy specific to all revenue streams governing product sales and have come to conclusions on the impact of the new standard using the 5-step process prescribed by ASC 606. We reviewed all of our contracts, and determined the potential impact to our accounting policies, financial controls and operations. Our conclusions include recognizing revenue on product sales once the product is sold to the distributor or retail customers.

As noted above, we used the modified retrospective method to adopt the new standard. This means that we did not restate previously issued financial statements, but we recorded a one-time adjustment to retained earnings of ($81,520). This adjustment represents the sales of our product to our customers prior to January 1, 2018, that had not been delivered or in control of the customer.

The cumulative effect of the changes made to our consolidated January 1, 2018 balance sheet for the adoption of ASC 606 was as follows:

	Balance at December 31, 2017	Adjustments due to Adoption of ASC 606	Balance at January 1, 2018
ASSETS
Accounts receivable, net	$4,675,588	$(341,861)	$4,333,727
Inventory, net	12,952,850	394,468	13,347,318
Total Assets	$18,244,859	$52,607	$18,297,466

LIABILITIES AND STOCKHOLDER’S DEFICIT
Accounts payable and accruals	$4,409,232	$134,127	$4,543,359
Accumulated deficit	(1,494,927)	(81,520)	(1,576,447)
Total liabilities and stockholder’s deficit	$18,244,859	$52,607	$18,297,466

Previously, we recognized revenue on product sales once the product left the company’s warehouse. Effective January 1, 2018, we began recognizing revenue when our customers, take control of our product be it a shipment or upon delivery. This will have the impact of us recognizing revenue approximately seven calendar days later than before adopting the new standard. The following financial statement line items for twelve months ended December 31, 2018 were affected as a result of the adoption:

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)

	12 months ended December 31, 2018
	As Reported	Effect of Change	Balances without Adoption of ASC 606
Revenue, Net	$32,165,933	(472,171)	$32,638,104
Cost of revenue	$27,227,664	$(382,766)	$27,610,430
Net Loss	$(2,277,116)	$(89,405)	$(2,187,711)

Loss per basic and diluted common share:
Basic and diluted net loss per common share	(0.15)	(0.01)	(0.15)

CONSOLIDATED BALANCE SHEET

	12 months ended December 31, 2018
	Balance as Presented	Effect of Change	Balances without Adoption of ASC 606
ASSETS
Accounts receivable, net	$3,449,487	$(243,177)	$3,206,310
Inventory, net	8,126,634	281,361	8,407,995
Total Assets	$13,481,318	$38,184	$13,519,502

LIABILITIES AND STOCKHOLDER’S DEFICIT
Accounts payable and accruals	$3,155,741	$127,589	$3,283,330
Accumulated deficit	(3,853,139)	(89,405)	(3,942,544)
Total liabilities and stockholder’s deficit	$13,481,318	$38,184	$13,519,502

ASC 606 did not have an aggregate impact on our net cash provided by operating activities but resulted in offsetting changes in certain assets and liabilities presented within net cash used in operating activities in our consolidated statement of cash flows, as reflected in the above tables.

Recently Issued Accounting Pronouncements

In February 2016, the FASB issued new lease accounting guidance ASU No. 2016-02, “Leases” (“ASU 2016-02”), as amended by ASU 2018-10, “Codification Improvements to Topic 842, Leases” and ASU 2018-11, “Leases (Topic 842): Targeted Improvements.” Under the new guidance, at the commencement date, lessees will be required to recognize a lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis; and a right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term. The new guidance is not applicable for leases with a term of 12 months or less. Lessor accounting is largely unchanged. Public business entities should apply the amendments in ASU 2016-02 for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early application is permitted upon issuance.

ASC 842 was previously required to be adopted using the modified retrospective approach. However, in July 2018, the FASB issued ASU 2018-11, which allows for retrospective application with the recognition of a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. Under this option, entities would not need to apply ASC 842 (along with its disclosure requirements) to the comparative prior periods presented.

Management expects that most of its operating leases (primarily warehouse space) will be recognized as operating lease liabilities and right of use assets on its consolidated balance sheet. The Company has elected to adopt certain of the optional practical expedients, including the package of practical expedients, which, among other things, gives the option to not reassess: 1) whether expired or existing contracts are or contain leases; 2) the lease classification for expired or existing leases; and 3) initial direct costs for existing leases.